Cash, Cash Equivalents and Investments - Components of Cash, Cash Equivalents and Investments (Detail) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Cash and Cash Equivalents [Line Items]
Cost Basis	$ 1,705,000,000	$ 2,626,000,000
Unrealized Gains	2,000,000	3,000,000
Unrealized Losses	(6,000,000)
Other-than- temporary Impairment	(3,000,000)	(5,000,000)
Fair Value	1,698,000,000	2,624,000,000
Cash and Cash Equivalents	734,000,000	957,000,000
Short-term Investments	644,000,000	1,420,000,000
Long-term investments	269,000,000	197,000,000
Restricted Cash and Cash Equivalents	51,000,000	50,000,000
Bank balances
Cash and Cash Equivalents [Line Items]
Cost Basis	218,000,000	603,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	218,000,000	603,000,000
Cash and Cash Equivalents	216,000,000	600,000,000
Short-term Investments	0	0
Long-term investments	0	0
Restricted Cash and Cash Equivalents	2,000,000	3,000,000
Other investments
Cash and Cash Equivalents [Line Items]
Cost Basis	34,000,000	52,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment		0
Fair Value	34,000,000	52,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	34,000,000	52,000,000
Restricted Cash and Cash Equivalents	0	0
Bank Balances and Other Investments [Domain]
Cash and Cash Equivalents [Line Items]
Cost Basis	252,000,000	655,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	252,000,000	655,000,000
Cash and Cash Equivalents	216,000,000	600,000,000
Short-term Investments	0	0
Long-term investments	34,000,000	52,000,000
Restricted Cash and Cash Equivalents	2,000,000	3,000,000
Level 1: | Equity securities
Cash and Cash Equivalents [Line Items]
Cost Basis	10,000,000
Unrealized Gains	0
Unrealized Losses	(5,000,000)
Other-than- temporary Impairment	0
Fair Value	5,000,000
Cash and Cash Equivalents	0
Short-term Investments	5,000,000
Long-term investments	0
Restricted Cash and Cash Equivalents	0
Level 1: | Auction rate securities
Cash and Cash Equivalents [Line Items]
Cost Basis		10,000,000
Unrealized Gains		1,000,000
Unrealized Losses		0
Other-than- temporary Impairment		(1,000,000)
Fair Value		10,000,000
Cash and Cash Equivalents		0
Short-term Investments		10,000,000
Long-term investments		0
Restricted Cash and Cash Equivalents		0
Level 2:
Cash and Cash Equivalents [Line Items]
Cost Basis	1,422,000,000	1,938,000,000
Unrealized Gains	0	0
Unrealized Losses	(1,000,000)	0
Other-than- temporary Impairment	0	0
Fair Value	1,421,000,000	1,938,000,000
Cash and Cash Equivalents	518,000,000	357,000,000
Short-term Investments	639,000,000	1,410,000,000
Long-term investments	215,000,000	124,000,000
Restricted Cash and Cash Equivalents	49,000,000	47,000,000
Level 2: | Term deposits, certificates of deposits, and GICs
Cash and Cash Equivalents [Line Items]
Cost Basis	242,000,000	122,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	242,000,000	122,000,000
Cash and Cash Equivalents	143,000,000	0
Short-term Investments	50,000,000	75,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	49,000,000	47,000,000
Level 2: | Bankers’ acceptances
Cash and Cash Equivalents [Line Items]
Cost Basis	125,000,000	73,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	125,000,000	73,000,000
Cash and Cash Equivalents	125,000,000	73,000,000
Short-term Investments	0	0
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | Commercial paper
Cash and Cash Equivalents [Line Items]
Cost Basis	274,000,000	402,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	274,000,000	402,000,000
Cash and Cash Equivalents	212,000,000	104,000,000
Short-term Investments	62,000,000	298,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | Non-U.S. promissory notes
Cash and Cash Equivalents [Line Items]
Cost Basis	117,000,000	175,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	117,000,000	175,000,000
Cash and Cash Equivalents	38,000,000	65,000,000
Short-term Investments	79,000,000	110,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | U.S. government sponsored enterprise notes
Cash and Cash Equivalents [Line Items]
Cost Basis		104,000,000
Unrealized Gains		0
Unrealized Losses		0
Other-than- temporary Impairment		0
Fair Value		104,000,000
Cash and Cash Equivalents		0
Short-term Investments		104,000,000
Long-term investments		0
Restricted Cash and Cash Equivalents		0
Level 2: | Non-U.S. government sponsored enterprise notes
Cash and Cash Equivalents [Line Items]
Cost Basis	49,000,000	232,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	49,000,000	232,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	49,000,000	232,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | Non-U.S. treasury bills/notes
Cash and Cash Equivalents [Line Items]
Cost Basis	300,000,000	395,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	300,000,000	395,000,000
Cash and Cash Equivalents	0	115,000,000
Short-term Investments	300,000,000	280,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | U.S. treasury bills/notes
Cash and Cash Equivalents [Line Items]
Cost Basis	315,000,000	435,000,000
Unrealized Gains	0	0
Unrealized Losses	(1,000,000)	0
Other-than- temporary Impairment	0	0
Fair Value	314,000,000	435,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	99,000,000	311,000,000
Long-term investments	215,000,000	124,000,000
Restricted Cash and Cash Equivalents	0	0
Level 3:
Cash and Cash Equivalents [Line Items]
Cost Basis	21,000,000	23,000,000
Unrealized Gains	2,000,000	2,000,000
Unrealized Losses	0	0
Other-than- temporary Impairment	(3,000,000)	(4,000,000)
Fair Value	20,000,000	21,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	20,000,000	21,000,000
Restricted Cash and Cash Equivalents	0	0
Level 3: | Corporate notes/bonds
Cash and Cash Equivalents [Line Items]
Cost Basis	1,000,000	2,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	1,000,000	2,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	1,000,000	2,000,000
Restricted Cash and Cash Equivalents	0	0
Level 3: | Auction rate securities
Cash and Cash Equivalents [Line Items]
Cost Basis	20,000,000	21,000,000
Unrealized Gains	2,000,000	2,000,000
Unrealized Losses	0	0
Other-than- temporary Impairment	(3,000,000)	(4,000,000)
Fair Value	19,000,000	19,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	19,000,000	19,000,000
Restricted Cash and Cash Equivalents	$ 0	$ 0